Risk management - Brazil (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Maximum exposure to credit risk	€ 903,647	€ 861,432	€ 943,903
Impairment losses	22,125	23,422	21,567
Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	802,968	766,034	859,643
Impairment losses	4,149	4,458	3,980
Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	69,968	64,962	52,897
Impairment losses	5,103	5,461	4,311
Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	30,711	30,436	31,363
Impairment losses	12,873	13,503	13,276
Investment grade
Credit risk
Maximum exposure to credit risk	579,241	498,642	558,295
Investment grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	565,443	489,518	552,763
Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	13,798	9,124	5,532
Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Speculation grade
Credit risk
Maximum exposure to credit risk	293,695	332,354	354,245
Speculation grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	237,525	276,516	306,880
Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	56,170	55,838	47,365
Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Default
Credit risk
Maximum exposure to credit risk	30,711	30,436	31,363
Default | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Default | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Default | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	30,711	€ 30,436	31,363
Brazil
Credit risk
Provision for loan loss	€ 2,715
Decrease in provision for loan loss		(10.00%)
Decrease in provision for loan loss in local currency (in percentage)	35.00%
Cost of credit (in percentage)	3.73%	4.35%
Brazil | South America
Credit risk
Risk exposure associated with instruments sharing characteristic	€ 85,702
Credit risk increase percentage	15.00%
Percentage increase in credit risk, excluding exchange rate	13.00%
Credit exposure percentage	8.00%
Brazil | South America | Banco Santander (Brasil) S.A.
Credit risk
Maximum exposure to credit risk	€ 84,682	€ 74,432	88,891
Impairment losses	4,651	3,880	4,717
Brazil | South America | Banco Santander (Brasil) S.A. | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	75,140	64,852	78,463
Impairment losses	1,232	971	1,054
Brazil | South America | Banco Santander (Brasil) S.A. | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	5,360	6,152	5,701
Impairment losses	909	777	732
Brazil | South America | Banco Santander (Brasil) S.A. | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	4,182	3,428	4,727
Impairment losses	2,510	2,132	2,931
Brazil | South America | Banco Santander (Brasil) S.A. | Investment grade
Credit risk
Maximum exposure to credit risk	47,133	38,896	46,073
Brazil | South America | Banco Santander (Brasil) S.A. | Investment grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	46,558	38,686	45,765
Brazil | South America | Banco Santander (Brasil) S.A. | Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	575	210	308
Brazil | South America | Banco Santander (Brasil) S.A. | Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Brazil | South America | Banco Santander (Brasil) S.A. | Speculation grade
Credit risk
Maximum exposure to credit risk	33,367	32,108	38,091
Brazil | South America | Banco Santander (Brasil) S.A. | Speculation grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	28,582	26,166	32,698
Brazil | South America | Banco Santander (Brasil) S.A. | Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	4,785	5,942	5,393
Brazil | South America | Banco Santander (Brasil) S.A. | Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Brazil | South America | Banco Santander (Brasil) S.A. | Default
Credit risk
Maximum exposure to credit risk	4,182	3,428	4,727
Brazil | South America | Banco Santander (Brasil) S.A. | Default | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Brazil | South America | Banco Santander (Brasil) S.A. | Default | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Brazil | South America | Banco Santander (Brasil) S.A. | Default | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	€ 4,182	€ 3,428	€ 4,727